Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges	Foreign Currency Translation	Pension and Other Post Retirement Benefits	Total
	(Millions)
Balance at December 31, 2013	$(1)	$128	$(291)	$(164)
Other comprehensive income (loss) before reclassifications	—	(77)	(101)	(178)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	21	21
Other comprehensive income (loss)	—	(77)	(80)	(157)
Changes in ownership of consolidated subsidiaries, net	—	(20)	—	(20)
Balance at December 31, 2014	$(1)	$31	$(371)	$(341)

Reclassifications Out Of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2014:

Component	Reclassifications	Classification
	(Millions)
Pension and other postretirement benefits:
Amortization of prior service cost (credit) included in net periodic benefit cost	$(8)	Note 9 – Employee Benefit Plans
Amortization of actuarial (gain) loss included in net periodic benefit cost	41	Note 9 – Employee Benefit Plans
Total pension and other postretirement benefits, before income taxes	33
Income tax benefit	(12)	Provision (benefit) for income taxes
Reclassifications during the period	$21